Nature of Expenses	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Nature of Expenses

Note 4 | Nature of expenses

	2023	2022
Purchased and produced raw materials and product for resale [1]	16,635	18,747
Depreciation and amortization	2,169	2,012
Employee costs [2]	2,858	2,968
Freight	1,171	1,094
Impairment (reversal of impairment) of assets (Notes 13 and 14)	774	(780)
Provincial mining taxes [3]	398	1,149
Integration and restructuring related costs	49	46
Contract services	753	745
Lease expense	103	93
Fleet fuel, repairs and maintenance	369	359
Gain on disposal of investment	‐	(19)
COVID-19 related expenses	‐	8
Loss on Blue Chip Swaps	92	‐
ARO/ERL non-accretion expense (Note 22)	143	15
Gain on amendments to other post-retirement pension plans	(80)	‐
Other	877	638
Total cost of goods sold and expenses	26,311	27,075

1  Significant expenses include supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients, crop protection products and seed).

2  Includes salaries and wages, employee benefits, and share-based compensation.

3  Includes Saskatchewan potash production tax and Saskatchewan resource surcharge of $279 and $119 (2022 – $909 and $240), respectively, as required under Saskatchewan provincial legislation.